SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Disclosure of significant accounting policies [Abstract]
Additional lease receivable	$ 414
Right of use asset	360
Lease liabilities	1,642
Retained earnings	(1,068)
Accumulated other comprehensive income	$ 200